AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON June 16, 2022.

File No. 33-44254

811-06490

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 124 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No.124 [X]

(Check appropriate box or boxes)

BNY Mellon Investment Funds V, Inc.

(Exact Name of Registrant as Specified in Charter)

240 Greenwich Street

New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6400

Deirdre Cunnane, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

	Immediately upon filing pursuant to paragraph (b)
☒	On July 15, 2022 pursuant to paragraph (b)
	60 days after filing pursuant to paragraph (a)(1)
	On (date) pursuant to paragraph (a)(1)
	75 days after filing pursuant to paragraph (a)(2)
	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A does not relate to BNY Mellon Large Cap Equity Fund or BNY Mellon Diversified International Fund, and only affects the Registration Statement of the series below:

BNY Mellon Global Real Estate Securities Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A for BNY Mellon Investment Funds V, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 15, 2022, the effectiveness of Post-Effective Amendment No. 121 (“PEA No. 121”), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0001104659-22-035501 on March 18, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 121 by means of this filing, Parts A, B and C of PEA No. 121, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the BNY Mellon Global Real Estate Securities Fund is incorporated herein by reference to Part A of PEA No. 121.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the BNY Mellon Global Real Estate Securities Fund is incorporated herein by reference to Part B of PEA No. 121.

PART C – OTHER INFORMATION

The Part C for the BNY Mellon Global Real Estate Securities Fund is incorporated herein by reference to Part C of PEA No. 121.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on this 16th day of June, 2022.

                                           BNY Mellon Investment Funds V, Inc.

/s/ Amanda Quinn
   Amanda Quinn
Vice President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	June 16, 2022
David DiPetrillo

/s/ James Windels*	Treasurer (Principal Financial and	June 16, 2022
James Windels	Accounting Officer)

/s/ Joseph S. DiMartino*	Chairman of the Board	June 16, 2022
Joseph S. DiMartino

/s/ Peggy C. Davis *	Board Member	June 16, 2022
Peggy C. Davis

/s/ Gina D. France *	Board Member	June 16, 2022
Gina D. France

/s/ Joan L. Gulley *	Board Member	June 16, 2022
Joan L. Gulley

/s/ Robin A. Melvin *	Board Member	June 16, 2022
Robin A. Melvin

*By: /s/ Amanda Quinn
Amanda Quinn
Attorney-in-Fact